Dividends_Dividends(Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends Abstract [Abstract]
Dividends Recognised As Distributions To Owners Of Parent	₩ 766,728	₩ 497,969
Dividends Recognised As Distributions To Owners Per Share	₩ 1,920	₩ 1,250
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners	₩ 759,736
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share	₩ 1,920